Loans (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Loans	$ 5,715,556	$ 4,959,573
Rating One To Six [Member]
Loans	5,715,556	4,927,573
Rating Seven [Member]
Loans	0	0
Rating Eight [Member]
Loans	0	24,000
Rating Nine [Member]
Loans	0	8,000
Rating Ten [Member]
Loans	0	0
Private Corporation [Member]
Loans	2,202,613	2,089,520
Private Corporation [Member] | Rating One To Six [Member]
Loans	2,202,613	2,057,520
Private Corporation [Member] | Rating Seven [Member]
Loans	0	0
Private Corporation [Member] | Rating Eight [Member]
Loans	0	24,000
Private Corporation [Member] | Rating Nine [Member]
Loans	0	8,000
Private Corporation [Member] | Rating Ten [Member]
Loans	0	0
State Owned Corporation [Member]
Loans	538,638	232,893
State Owned Corporation [Member] | Rating One To Six [Member]
Loans	538,638	232,893
State Owned Corporation [Member] | Rating Seven [Member]
Loans	0	0
State Owned Corporation [Member] | Rating Eight [Member]
Loans	0	0
State Owned Corporation [Member] | Rating Nine [Member]
Loans	0	0
State Owned Corporation [Member] | Rating Ten [Member]
Loans	0	0
Private Banking and Financial Institutions [Member]
Loans	1,775,938	1,716,406
Private Banking and Financial Institutions [Member] | Rating One To Six [Member]
Loans	1,775,938	1,716,406
Private Banking and Financial Institutions [Member] | Rating Seven [Member]
Loans	0	0
Private Banking and Financial Institutions [Member] | Rating Eight [Member]
Loans	0	0
Private Banking and Financial Institutions [Member] | Rating Nine [Member]
Loans	0	0
Private Banking and Financial Institutions [Member] | Rating Ten [Member]
Loans	0	0
State Owned Banking and financial Institutions [Member]
Loans	416,085	447,757
State Owned Banking and financial Institutions [Member] | Rating One To Six [Member]
Loans	416,085	447,757
State Owned Banking and financial Institutions [Member] | Rating Seven [Member]
Loans	0	0
State Owned Banking and financial Institutions [Member] | Rating Eight [Member]
Loans	0	0
State Owned Banking and financial Institutions [Member] | Rating Nine [Member]
Loans	0	0
State Owned Banking and financial Institutions [Member] | Rating Ten [Member]
Loans	0	0
Private Middle Market Companies [Member]
Loans	681,912	445,731
Private Middle Market Companies [Member] | Rating One To Six [Member]
Loans	681,912	445,731
Private Middle Market Companies [Member] | Rating Seven [Member]
Loans	0	0
Private Middle Market Companies [Member] | Rating Eight [Member]
Loans	0	0
Private Middle Market Companies [Member] | Rating Nine [Member]
Loans	0	0
Private Middle Market Companies [Member] | Rating Ten [Member]
Loans	0	0
Sovereign [Member]
Loans	100,370	27,266
Sovereign [Member] | Rating One To Six [Member]
Loans	100,370	27,266
Sovereign [Member] | Rating Seven [Member]
Loans	0	0
Sovereign [Member] | Rating Eight [Member]
Loans	0	0
Sovereign [Member] | Rating Nine [Member]
Loans	0	0
Sovereign [Member] | Rating Ten [Member]
Loans	$ 0	$ 0